Deferred Income Tax and Income Tax Expense - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₩ 433,698	₩ 424,856
Deferred income tax liabilities	(429,331)	(425,468)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	2,036,193	2,033,725
Deferred income tax liabilities	(2,031,826)	(2,034,337)
Gross carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	404,434	419,889
Deferred income tax liabilities	(637,317)	(538,578)
Gross carrying amount [member] | Over 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,631,759	1,613,836
Deferred income tax liabilities	₩ (1,394,509)	₩ (1,495,759)